Related Party Balances and Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Related party transaction amount	$ 204	$ 206	$ 443
Aggregate amounts	15	17	17
Director [Member]
Related Party Transaction [Line Items]
Related party transaction amount	$ 1,234	$ 566
Mr. Zohar Zisapel’s [Member]
Related Party Transaction [Line Items]
Related party transaction amount			291
Annual bonuses amounting			233
Administrative and IT Services [Member]
Related Party Transaction [Line Items]
Related party transaction amount			$ 12